Summary of Significant Accounting Policies (Property, Plant and Equipment Useful Lives) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Property, Plant and Equipment [Line Items]
Interest Costs Capitalized	$ 0.1	$ 1.4	$ 1.1
Building and Improvements | Minimum
Property, Plant and Equipment [Line Items]
Property and equipment, estimated useful lives	3 years
Building and Improvements | Maximum
Property, Plant and Equipment [Line Items]
Property and equipment, estimated useful lives	40 years
Riverboats and Barges | Minimum
Property, Plant and Equipment [Line Items]
Property and equipment, estimated useful lives	5 years
Riverboats and Barges | Maximum
Property, Plant and Equipment [Line Items]
Property and equipment, estimated useful lives	40 years
Furniture and Equipment | Minimum
Property, Plant and Equipment [Line Items]
Property and equipment, estimated useful lives	1 year
Furniture and Equipment | Maximum
Property, Plant and Equipment [Line Items]
Property and equipment, estimated useful lives	10 years